Long-Term Debt (Details) - USD ($) $ in Millions	6 Months Ended
	Jul. 31, 2026	Jan. 31, 2026
Long-Term Debt
Letters of credit outstanding	$ 0.2	$ 0.2
Revolving credit facility | Senior secured credit facility
Long-Term Debt
Maturity term (year)	5 years
Long-term line of credit drawn amount	$ 0.0
Available for use	350.0
Revolving credit facility | Senior secured credit facility | Minimum
Long-Term Debt
Line of credit facility	350.0
Revolving credit facility | Senior secured credit facility | Maximum
Long-Term Debt
Line of credit facility	$ 500.0
Senior secured credit facility | Minimum
Long-Term Debt
Interest rates under the revolving operating portion	0.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	dsgx:CanadaOrUsPrimeRateCorraOrSofrMember
Percentage of undrawn amounts (in percentage)	0.20%
Senior secured credit facility | Maximum
Long-Term Debt
Interest rates under the revolving operating portion	2.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	dsgx:CanadaOrUsPrimeRateCorraOrSofrMember
Percentage of undrawn amounts (in percentage)	0.40%